Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


February 20, 2009

Suying Li
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Pinnacle Resources
      Amendment 1 to Form 8-K, Item 4.01
      Filed January 7, 2009
      File No. 000-22965

Dear Suying Li:

Based on your comment letter dated February 13, 2009, please note the following:

1. We note you filed Item 4.01 Form 8-K on January 7, 2009 for the event occurred on October 20, 2008. The filing requirements for Item
4.01 of Form 8-K is within four business days after the occurrence of a triggering event. Please ensure that future filings comply with the filing requirements. Please refer to the guidance at Release 33-8400, which may be found at http://www.sec.gov/rules/final/33-8400.htm.

The registrant shall make future filings in compliance with the filing requirements.

2. Please revise your disclosure to clearly state whether M&K CPAS, PLLC was engaged to audit your financial statements as of and for the fiscal year ended June 30, 2008 and whether there is a report issued on these financial statements.

The disclosure has been revised as follows:

M&K CPAS, PLLC was engaged to audit our financial statements as of and for the fiscal years ended June 30, 2008, 2007 and 2006.
There was no report issued on these financial statements.

3. Please expand your disclosure to state whether the decision to dismiss your former accountant was recommended or approved by 1) any audit or similar committee of the board of directors; or 2) the board of directors. Please refer to the guidance at the Item 304(a)(1)(iii) of Regulation S-K.

The disclosure has been revised as follows:

The decision to dismiss our former accountant was approved by the board of directors.


4. Please include the date that Kelly & Company was engaged by the board of directors of the Company as independent accountant. We refer you to the guidance at Item 304(a)(2) of Regulation S-K.

The disclosure has been revised as follows:

On October 1, 2008, the board of directors of the Registrant has engaged the accounting firm of Kelly & Company as principal accountants of the Registrant for the fiscal years ended June 30, 2008, 2007 and 2006.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker